BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual financial statements, and should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2023, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2023.

a) BASIS OF PREPARATION

The formation and funding of CoolCo and its acquisition of the eight TFDE LNG carriers, The Cool Pool Limited and the shipping and FSRU management organization from Golar (as described in Note 1) were completed in a series of phased acquisitions. CoolCo commenced meaningful operations from January 27, 2022, the date of the Private Placement from which point it had the means to finance the acquisitions contemplated by the Vessel SPA and ManCo SPA. CoolCo acquired each of the thirteen legal entities from Golar on multiple acquisition dates during the period from March 3, 2022 to June 30, 2022. Refer to Note 1.

b) SIGNIFICANT ACCOUNTING POLICIES

The accounting policies adopted in the preparation of these unaudited condensed consolidated financial statements for the six months ended June 30, 2024 and 2023 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2023, except for those discussed below and disclosed in Note 3.

Use of estimates

The preparation of unaudited condensed consolidated financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In assessing the recoverability of our vessels carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, vessel operating expenses and drydocking requirements.

Contingencies

In the ordinary course of business, we are subject to various claims, lawsuits and complaints. A contingent loss is recognized in the unaudited condensed consolidated financial statements if the contingency was present at the date of the unaudited condensed financial statements, the likelihood of loss is considered probable and the amount can be reasonably estimated. If we determine that a reasonable estimate of the loss is a range and there is no best estimate within the range, a contingent loss is recognized for the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.

Earnings per share

Basic earnings per share for the period is computed based on the income available to common shareholders and the weighted average number of shares outstanding. For the periods ended June 30, 2024 and June 30, 2023, the basic and diluted EPS is determined as follows: Net income attributable to the owners of Cool Company Ltd. divided by the weighted average number of outstanding common shares.
European Union's Emissions Trading System

The European Union's Emissions Trading System (“EU ETS”) was extended to cover the maritime transportation industry commencing January 1, 2024, with application to all large ships of at least 5,000 gross tonnage. Vessels are in the scope of the scheme for those voyages which begin, end or pass through EU waters. The Company has an obligation to surrender EU ETS emissions allowances (“EUAs”) to the EU for each ton of reported greenhouse gas emissions in the scope of the EU ETS. Where vessels are operated under charters, such EUAs due to the EU are provided to the Company by the charterers pursuant to the terms of the charter hire agreement.

Liabilities in relation to EUAs obligations under the EU ETS, but not yet surrendered, are categorized as “Other current liabilities” if settlement to the EU is due within 12 months of the reporting date, and within “Other non-current liabilities” if settlement is due after 12 months of the reporting date. The liability is based on the the total number of EUAs required to be submitted based on level of emissions occurring on or prior to the period end. For partially completed voyages, the value of the liability is initially estimated using the cost of EUAs that may be required to be submitted at the reporting date, and updated following completion of the voyage. An equal and opposite asset is recognized in relation to EUAs due from charterers, within “Trade accounts and other receivables” assets. EUAs held by CoolCo are categorized as intangible assets, valued at cost. These assets are not subject to amortization but are reviewed for impairment at the reporting date.

As of June 30, 2024, a liability of $1.8 million has been recognized in respect of EUAs obligation due under the EU ETS, together with a related asset for the same amount, receivable from charterers. CoolCo did not hold any EUAs intangible assets at June 30, 2024.